Significant Accounting Policies - Share-based Payments (Details) € / shares in Units, € in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2022	Sep. 14, 2021 EUR (€) € / shares shares	Sep. 30, 2021 item	Dec. 31, 2021 EUR (€) item installment USD ($) € / shares shares	Dec. 31, 2020 EUR (€) shares		Dec. 31, 2019 EUR (€) shares		Dec. 31, 2021 $ / shares	Oct. 23, 2021 shares	Oct. 22, 2021 shares	Sep. 14, 2021 $ / shares	Dec. 31, 2018 EUR (€)	[1]
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of tranches | item				3
Share listing expense				€ 111,109
Number of shares issued during period | shares					23,261,694		1,065,661
Discount for lack of marketability (in percent)		5.00%
Cash and cash equivalents				129,856	€ 102,144	[1]	€ 59,571	[1]					€ 47,139
Current liabilities				€ 75,764	€ 117,281
Total
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Fair value of shares		€ 165,002
Net assets		€ 53,893
Number of shares issued during period | shares		21,080,961
Qell share-holders
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Fair value of shares		€ 107,002
Value per share traded | (per share)		€ 7.97										$ 9.41
Number of shares issued during period | shares		13,422,406
Qell Sponsors
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Fair value of shares		€ 58,000
Value per share traded | (per share)		€ 7.57										$ 8.94
Number of shares issued during period | shares		7,658,555
General population and executives - standard ESOP
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Vesting period (in years)				4 years
Contractual life				0 years
Exit period				8 years
Percentage of holders accepted the modifications				100.00%	89.00%
Lock-up period for options become exercisable				180 days
Percentage of holders signed the modifications				100.00%
General population and executives - standard ESOP | Tranche one
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Vesting percentage				25.00%
General population - Restricted Stock Units ("RSU")
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Price per share upon vesting | € / shares				€ 0.12
Executives - Restricted Stock Units ("RSU")
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Price per share upon vesting | € / shares				€ 0.12
Election RSU | Tranche one
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Vesting percentage				16.00%
Election RSU | Tranche two
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Vesting percentage	84.00%
Executives - Performance-based stock options
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Contractual life				10 years
Period for exercise of shares upon vesting after cease from employment (in days)				90 days
Number of quarterly installments | installment				17
Executives - Time-based stock options
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Vesting percentage				7.70%
Contractual life				10 years
Period for exercise of shares upon vesting after cease from employment (in days)				90 days
Number of persons awarded | $				1
Executives - Success fees
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of awards settled | item			1
Executives - Presence bonus
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of persons awarded | item				1
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of persons awarded | item				1
Carry charge (in percent)				7.50%
Interest (in percent)				7.50%
Advisors - Strategic collaboration agreement
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of warrants to purchase shares | shares				8,000,000						6,200,000	1,800,000
Exercise price of warrant | € / shares				€ 0.12
Number of tranches | item				3
Share listing expense
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of tranches | item				3
Share listing expense | Total
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Net assets				€ 53,900
Cash and cash equivalents				83,300
Current liabilities				3,600
Financial liabilities				€ 25,800
Share listing expense | Total | Sponsor Lock-Up Shares
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discount for lack of marketability (in percent)				5.00%
Share listing expense | Total | Sponsor Earnout Shares
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discount for lack of marketability (in percent)				5.00%
Share listing expense | Qell share-holders
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Fair value of shares				€ 165,000
Net assets				53,900
Share listing expense				€ 111,100
Value per share traded | $ / shares									$ 9.41
Number of shares issued during period | shares				21,080,961
Share listing expense | Qell Sponsors | Sponsor Lock-Up Shares
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of shares issued during period | shares				4,595,133
Lock-up period				1 year
Share listing expense | Qell Sponsors | Sponsor Earnout Shares
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of shares issued during period | shares				3,063,422
Share listing expense | Qell Sponsors | Sponsor Earnout Shares | Tranche one
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of shares issued during period | shares				1,148,783
Share listing expense | Qell Sponsors | Sponsor Earnout Shares | Tranche two
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of shares issued during period | shares				1,148,783
Share listing expense | Qell Sponsors | Sponsor Earnout Shares | Tranche three
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Number of shares issued during period | shares				765,856

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.